CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 17,071	$ 11,059
Restricted cash	615	362
Short-term bank deposits	44,297	72,287
Investment in marketable securities	4,551	0
Other accounts receivable and prepaid expenses	2,865	2,417
Total current assets	69,399	86,125
NON-CURRENT ASSETS:
Long-term prepaid expenses	1,912	1,899
Severance pay fund	2,788	2,794
Operating lease right to use asset	1,606	1,826
Property and equipment, net	1,350	1,532
Total non-current assets	7,656	8,051
Total assets	77,055	94,176
CURRENT LIABILITIES:
Trade payables	1,680	1,773
Short-term deferred participation in R&D expenses	0	325
Current maturity of operating lease liability	610	613
Other accounts payable and accrued expenses	8,511	9,208
Total current liabilities	10,801	11,919
NON- CURRENT LIABILITIES:
Long term operating lease liability	991	1,312
Accrued severance pay	3,262	3,265
Total non-current liabilities	4,253	4,577
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 5)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized on June 30, 2023, and December 31, 2022; 88,233,766 and 86,624,643 shares issued and outstanding on June 30, 2023, and December 31, 2022, respectively	244	240
Additional paid-in capital	536,145	533,213
Accumulated deficit	(474,388)	(455,773)
Total shareholders' equity	62,001	77,680
Total liabilities and shareholders' equity	$ 77,055	$ 94,176